REPORTABLE SEGMENTS (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) customer	Sep. 30, 2024 USD ($) customer	Sep. 30, 2025 USD ($) segment customer	Sep. 30, 2024 USD ($) customer	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
REPORTABLE SEGMENTS
Number of reportable segments | segment			4		4
Total assets	$ 22,086,422	$ 13,553,630	$ 22,086,422	$ 13,553,630	$ 12,756,542	$ 13,156,473
Other
REPORTABLE SEGMENTS
Total assets	$ 2,079,000		$ 2,079,000		$ 1,260,000
Number of Customers | customer	2	0	2	0